Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income taxes
Income taxes consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Current tax expense/(benefit):
Bermuda	—	—	—
Foreign	7	11	22
Deferred tax expense/(benefit):
Bermuda	—	—	—
Foreign	(2)	(7)	(62)
Total tax expense/(benefit)	5	4	(40)
Effective tax rate	(0.9)%	(0.1)%	5.3%

Schedule of income tax reconciliation
The income taxes for the year ended December 31, 2021, the year ended December 31, 2020 and the year ended December 31, 2019 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Effect of change on unrecognized tax benefits	7	(1)	(7)
Effect of unremitted earnings of subsidiaries	—	(2)	(17)
Effect of taxable income in various countries	(2)	7	(16)
Total tax expense/(benefit)	5	4	(40)

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

(In $ millions)	December 31, 2021	December 31, 2020
Pensions and stock options	3	1
Provisions	31	31
Property, plant and equipment	51	—
Net operating losses carried forward	330	251
Intangibles	—	4
Other	9	3
Gross deferred tax assets	424	290
Valuation allowance	(413)	(219)
Deferred tax assets, net of valuation allowance	11	71

Deferred tax liabilities:

(In $ millions)	December 31, 2021	December 31, 2020
Property, plant and equipment	—	30
Unremitted Earnings of Subsidiaries	8	8
Deferred gain	—	34
Intangibles	1	—
Gross deferred tax liabilities	9	72
Net deferred tax asset/(liability)	2	(1)

Schedule of changes in uncertain tax positions	The changes to our balance related to unrecognized tax benefits were as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Balance at the beginning of the period	82	89	132
Increases as a result of positions taken in prior periods	4	1	8
Increases as a result of positions taken during the current period	2	—	29
Decreases as a result of positions taken in prior periods	(1)	(4)	(34)
Decreases due to settlements	(1)	(1)	(46)
Decreases as a result of a lapse of the applicable statute of limitations	(1)	(3)	—
Balance at the end of the period	85	82	89

Summary of tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Kuwait	2012
Nigeria	2014
United States	2018
Mexico	2011
Norway	2015
Brazil	2008